Nature of Operations and Going Concern (Details) - USD ($)		6 Months Ended
	Nov. 28, 2023	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024
Nature of Operations and Going Concern [Line Items]
Incorporated date		Jul. 18, 2017
Cash flow from operations		$ (2,363,833)	$ (2,654,773)
Accumulated deficit		$ (25,878,290)		$ (24,022,741)
Reverse stock split, description	1-for-30 reverse split
Common shares	1
Ordinary Shares [Member]
Nature of Operations and Going Concern [Line Items]
Common shares received per share	$ 0.0333